BUSINESS DESCRIPTION	12 Months Ended
Dec. 31, 2023
BUSINESS DESCRIPTION
BUSINESS DESCRIPTION

1.BUSINESS DESCRIPTION

Gebr. SCHMID GmbH (“the Company” or “SCHMID”) is a global supplier of equipment and services for various industries such as printed circuit boards (“PCB”), substrate manufacturing, photovoltaics, and glass and energy storage with a focus on the highest end of this market in terms of technology and developing performance including automation, wet processes (horizontal, vertical and single panel) and vacuum processes. This includes production techniques and building machines as well as extensive work with customers on development projects. SCHMID is also providing customer service through which customers are assisted with upgrades, spare parts, logistics, customer training in multiple languages, on-site management, maintenance contracts and project management.

SCHMID located in Freudenstadt, Germany, was founded in 1864. SCHMID employs over 700 employees worldwide. Manufacturing sites are located in Germany and China. SCHMID products are distributed worldwide by the SCHMID companies directly and by external trading partners. The customers of SCHMID include well-known companies from the hardware and software sector, the electronics industry and the solar and photovoltaic industry, which are located worldwide.

Research and development is a crucial factor for SCHMID’s business success. The majority of research work and the development of SCHMID technologies are conducted in Freundenstadt.

On May 31, 2023, Pegasus Digital Mobility Acquisition Corp., a Cayman Islands exempted company (“Pegasus”), entered into a Business Combination Agreement (the “Business Combination Agreement”), by and among Pegasus ,Gebr. SCHMID GmbH, Pegasus Topco B.V., a Dutch private limited liability company and wholly-owned entity of Pegasus (“TopCo”) and Pegasus MergerSub Corp., a Cayman Islands exempted company and wholly-owned entity of TopCo (“Merger Sub”). On April 30, 2024 TopCo was converted into a Dutch public limited liability company and renamed SCHMID Group N.V. concurrent with the closing of the Business Combination. The Company is presenting combined financial statements including Gebr. SCHMID GmbH and certain entities subject to the Business Combination Agreement. Historically, the reporting entity including the legal entities, which are disclosed in note 2. Basis of Presentation, has not prepared consolidated financial information. All such entities were under common control of Gebr. SCHMID GmbH for all periods presented, except for two joint ventures which are accounted for using the equity method. As described in footnote 35. Related Party Disclosures, Gebr. Schmid GmbH is jointly controlled by Christian Schmid and Anette Schmid.